PAC

NYSE Regulation

1-15897

RECD S.E.C.
JUN 1 4 2007
1086

VIA FACSIMILE AND U.S. MAIL
June 14, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: iShares Trust ("Issuer")
iShares Dow Jones EPAC Select Dividend Index Fund ("Security")

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on June 13, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
JUN 20 2007
THOMSON
FINANCIAL

Craig A. Gray
Lead Analyst, Listing Compliance

Enclosure

cc: Mr. Michael Gung, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105 (w/o enclosure)

07055126

END